FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Amortized cost
Financial assets by category
Financial assets.	$ 242,292,076	$ 218,918,004
Fair value
Financial assets by category
Financial assets.	16,453,083	11,922,317
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	16,361,199	48,129,194
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	444,725	657,612
Other financial assets | Fair value
Financial assets by category
Financial assets.	16,453,083	11,922,317
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	211,185,318	158,006,474
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 14,300,834	$ 12,124,724